UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments as of September 30, 2007. (Unaudited)

SHORT TERM INVESTMENTS - 99.9%	Principal Amount (ooo)	Value
Certificates of Deposit - 8.9%
American Express Centurion Bank
5.47%, 10/23/2007	$1,000	$1,000,000
Bank Of New York
5.51%, 11/16/2007	2,000	1,999,797
Barclays Bank PLC
5.37%, 6/4/2008	1,000	1,000,000
Natixis
5.26%, 1/9/2008	1,000	999,614

		4,999,411

Commercial Paper(a) - 52.2%
Allianz Finance Corp., 144A
5.10%, 12/14/2007	2,000	1,978,467
Barton Capital Corp., 144A
5.20%, 10/22/2007	2,500	2,491,695
Bryant Park Funding, 144A
5.20%, 10/22/2007	2,600	2,591,362
Ciesco LP, 144A
5.52%, 10/22/2007	787	784,225
Consolidated Edison Inc.
4.95%, 10/2/2007	1,750	1,749,278
DNB Nor Bank ASA
5.21%, 11/13/2007	1,000	993,488
ING America Insurance Holdings
5.00%, 12/19/2007	1,364	1,348,655
Long Lane Master Trust, 144A
5.30%, 10/23/2007	2,291	2,282,905
Nyala Funding LLC, 144A
5.25%, 10/25/2007	1,800	1,793,175
5.26%, 10/15/2007	1,000	997,662
Old Line Funding Corp., 144A
6.15%, 10/12/2007	1,416	1,412,855
5.25%, 10/25/2007	1,000	996,208
Prudential PLC, 144A
5.10%, 2/11/2008	1,000	980,875
Swiss Re Financial Products, 144A
5.32%, 11/15/2007	1,400	1,390,276
5.20%, 1/25/2008	1,500	1,474,433
Tulip Funding Corp., 144A
6.37%, 10/9/2007	669	667,816
5.25%, 10/22/2007	1,000	996,646
UBS Finance (Delaware) LLC,
5.47%, 11/13/2007	2,500	2,482,906
Windmill Funding Corp., 144A
5.20%, 10/19/2007	2,000	1,994,222

		29,407,149

Other Corporate Obligations - 38.6%
American Express Credit Corp., MTN
5.865%, 3/5/2008(b)	1,000	1,000,000
Caja de Ahorro y Monta de Pirdad de Madrid, SA
5.36%, 8/12/2008	1,000	1,000,000
Fortis Bank NY
5.07%, 6/30/2008	1,400	1,399,216
Genworth Life Insurance Co.
5.22%, 8/22/2008(b)(c) (cost: $1,000,000, purchase date 6/25/2007)	1,000	1,000,000
HSBC Finance Corp., MTN
4.125%, 3/11/2008	1,113	1,107,558
Irish Life & Permanent PLC, MTN, 144A
5.199%, 8/20/2008	2,000	1,999,910
JP Morgan Chase & Co., MTN
5.80%, 8/11/2008	2,000	2,000,000
Merrill Lynch & Co., MTN
5.89%, 8/15/2008(b)	500	500,000
Metropolitian Life Insurance Co.
5.725%, 10/1/2007(b)(c) (cost: $1,000,000, purchase date 10/2/2006)	1,000	1,000,000
Morgan Stanley, MTN
5.845%, 10/3/2008(b)	2,000	2,000,000
National City Bank, MTN
5.405%, 4/18/2008	1,000	1,000,239
5.41%, 1/10/2008	1,750	1,750,226
Paccar Financial Corp., MTN
5.80%, 8/12/2008(b)	1,000	1,000,000
Royal Bank of Canada, MTN
5.87%, 9/10/2008(b)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A
5.63%, 8/19/2008(b)	2,000	2,000,000
US Bank NA, MTN
5.735%, 12/5/2007	1,000	999,944
Wal Mart Stores
5.59%, 6/16/2008	1,000	999,673

		21,756,766

Repurchase Agreements (d) - 0.2%
Greenwich Capital Market
5.10%, dated 9/30/2007, due 10/1/2007 in the amount of $124,000 (cost $124,000; the value of the collateral including accrued interest was $124,053)	124	124,000

Total Investments - 99.9%
(Cost: $56,287,326)		56,287,326
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		45,270

Net Assets - 100%		$56,332,596

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN- Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate given is as of September 30, 2007.
(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $2,000,000. The aggregate value of $2,000,000 represents 3.6% of net assets.
(d)	Repurchase agreement is collateralized by federal agency obligations.

VARIABLE CONTRACT ANNUITY 11

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.